SUBSEQUENT EVENTS (Details Narrative) - USD ($)			9 Months Ended
	Jan. 18, 2024	Oct. 14, 2022	Sep. 30, 2022	May 16, 2024	Apr. 11, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Line of credit						$ 5,000,000
Aggregate subscription price						12.00%
Long term line of credit						$ 5,000,000
Greens Natural Foods, Inc. [Member]
Subsequent Event [Line Items]
Number of shares issued			2,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit				$ 5,000,000
Long term line of credit				$ 5,000,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Share price	$ 10
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate subscription price	$ 1,900,000
Aggregate subscription price	10.00%
Accrued interest rate	10.00%
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Greens Natural Foods, Inc. [Member]
Subsequent Event [Line Items]
Asset acquisition consideration transferred		$ 5,142,000
Asset acquisition consideration transferred liability		$ 3,000,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant purchase					188,889
Common Class A [Member] | Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Aggregate subscription price	$ 1,700,000
Number of shares issued	188,889
Common Class A [Member] | Subsequent Event [Member] | Bridge Warrant Shares [Member]
Subsequent Event [Line Items]
Warrant purchase					1,888,889
Exercise price					$ 0.01